Income (loss) per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Weighted Average Common Shares Outstanding
A reconciliation of the number of shares used for the basic and diluted income per share calculations is as follows:

	Years ended December 31,
Shares in millions	2020	2019	2018
Basic weighted average common shares outstanding	142	141	140
Stock options, restricted shares, and convertible debt	—	1	1
Diluted weighted average common shares outstanding	142	142	141